Financial Assets and Financial Liabilities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Dividends received	$ 108,000	$ 109,000	$ 105,000
Maximum borrowing capacity	264,162,000	287,017,000
Unused portion of the credit lines	200,000,000
Interest-bearing loans and borrowings, current portion	$ 10,131,000	$ 11,356,000
Liquidity discount	30.00%	30.00%
Line Of Credit 1 [Member]
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	$ 200,340,000	$ 207,928,000
Letters of Credit [Member]
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	95,034,000	113,255,000
Open letters of credit [Member]
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	18,077,000	15,209,000
Foreign currency forward contracts [Member]
Disclosure Of Financial Instruments [Line Items]
Outstanding forward contracts, notional amount	$ 0	$ (900,000)